Document and Entity Information	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	HAEMONETICS CORPORATION
Entity Central Index Key	0000313143
Amendment Flag	false
Entity Incorporation, State or Country Code	MA
Entity File Number	001-14041
Entity Tax Identification Number	04-2882273
Entity Address, Address Line One	125 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	781
Local Phone Number	848-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value per share
Trading Symbol	HAE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false